Obligations Related to Capital Leases - Schedule of Repayments of Capital Leases Including Imputed Interest (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Capital Leased Assets [Line Items]
2019	$ 64,200
LNG Carriers
Capital Leased Assets [Line Items]
2019	119,517
2020	118,685
2021	117,772
2022	116,978
2023	116,338
Thereafter	1,120,670
Suezmax
Capital Leased Assets [Line Items]
2019	72,168
2020	47,373
2021	47,237
2022	47,230
2023	47,222
Thereafter	$ 320,064